Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

6. SUBSEQUENT EVENTS

On October 7, 2016 the Company entered into a note purchase agreement with an investor pursuant to which an investor purchased a promissory note from the Company in exchange for $100,000. In connection with the note, the investor was also issued a warrant to purchase 200,000 shares of the Company’s common stock with a 5 year term and $.50 exercise price and a cashless conversion feature. The Note automatically converted by its terms on November 7, 2016, 30 days after issuance into an investment in the principal amount of the note in the Company’s convertible notes and warrants, and upon automatic conversion, the investor was issued a one year promissory note for $100,000 convertible into shares of the Company’s Common Stock at a $.50 conversion price and 5 year warrants to purchase 100,000 shares of Common Stock with an exercise price of $.50 and a cashless conversion feature.

During October, 2016, the Company issued and sold a convertible promissory note totaling $25,000 together with warrants to purchase 25,000 shares of the Company’s Common Stock for gross proceeds of $25,000 pursuant to certain note subscription agreements entered into between the Company and an investor. Such warrants have an exercise price of $0.50 and a term of 5 years and a cashless conversion feature. As of the date of this report, the note has been converted pursuant to their terms into warrants to purchase shares of the Company’s Common Stock and shares of Common Stock as set forth below.

During October, 2016, the Company issued 122,400 shares of the Company’s Common Stock upon conversion of certain promissory notes.

During October, 2016, the Company issued warrants to purchase 122,400 shares of its Common Stock related to the conversion of certain convertible notes. Such warrants have an exercise price of $.50 and a term of 5 years and a cashless conversion feature.

On October 3, 2016, 50,000 stock options were granted to an employee of the Company. The options vest on a monthly basis of 1,000 shares per month beginning on October 3, 2016, over a 50 month period. The options expire 5 years after vesting.

On October 21, 2016, the Company entered into an amendment to the Independent Contractor Agreement (the “Allen Amendment”) with Mr. Norman Allen; the Allen Amendment added in a clause stating that if the Company raises not less than $6,000,000 in funds from sales of its securities subsequent to the Allen Amendment then, the cash compensation under the Independent Contractor Agreement would be amended from a $1,500 daily fee to a $15,000 monthly fee. A copy of the Allen Amendment is filed herewith as Exhibit 10.1.

As reported by the Company in its current report on Form 8-K filed on October 26, 2016, on October 21, 2016, the Company entered into a second amendment to the Employment Agreement with Dean Ledger, the Company’s Chief Executive Officer (the “Ledger Amendment”). The Ledger Amendment added in a clause stating that if the Company raises not less than $6,000,000 in funds from sales of its securities subsequent to the Ledger Amendment, then Mr. Ledger’s base salary would increase from $210,000 to $240,000 and reduced Mr. Ledger’s severance upon the termination of Mr. Ledger in connection with a change of control transaction to six months. A copy of the Ledger Amendment was filed as Exhibit 10.1 to the Form 8-K. In the first amendment to the Employment Agreement dated May 8, 2015, Mr. Ledger agreed to a salary reduction of his base salary from $300,000 to $210,000. A copy of the first amendment to the Employment Agreement was filed as Exhibit 10.18 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2015 filed on March 18, 2016. A copy of the Employment agreement was filed as Exhibit 10.4 to the Company’s Current Report on Form 8-K filed on November 25, 2013.

Further, as reported by the Company in its current report on Form 8-K filed on October 26, 2016, on October 21, 2016, the Company entered into an amendment (the “Tobin Amendment”) to the Employment Agreement with Mark Tobin, the Company’s Chief Financial Officer. The Tobin Amendment added in a clause stating that if the Company raises not less than $6,000,000 in funds from sales of its securities subsequent to the Tobin Amendment, then Mr. Tobin’s base salary would increase from $190,000 to $225,000 and added a termination for “Good Reason” clause, as well as a six month severance upon the termination of Mr. Tobin. The Tobin Amendment also added the responsibilities of an Executive Vice President to Mr. Tobin’s duties and responsibilities under his Employment Agreement. A copy of the Tobin Amendment was filed as Exhibit 10.2 to the Form 8-K. A copy of the Employment Agreement was filed as Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q for the period ending September 30, 2015 filed on November 13, 2015 and is also field herewith as Exhibit 10.2.

Note 10. Subsequent Events

Note Conversion Agreement

On January 6, 2016, the Company issued an additional promissory note to an investor in the amount of $1,375,000 in exchange for a loan in that amount. The Company issued 2,750,000 warrants in connection with this note, for the Company’s common stock at an exercise price of $0.50 per share in lieu of cash interest.

January 22, 2016, the Company entered into a note conversion agreement with the investor. Pursuant to this agreement, the investor converted the notes, which total $2,000,000, into an investment of $2,000,000 into the Company’s private placement of convertible notes and warrants.

For $2,000,000, the investor received a convertible note and a warrant to purchase 2,000,000 shares of common stock. The warrant has a ten year term and an exercise price of $0.50 per share. The convertible note accrues interest of 8% per annum, has a maturity date of one year and is convertible at $0.50 per unit, into units, with each unit consisting of a share of the Company’s common stock and a warrant to purchase a share of common stock with a ten year term and an exercise price of $.50 per share.

Pursuant to the conversion agreement, if the investor converted the convertible note within 30 days of its issuance, the Company was required to pay the investor the interest under the convertible note in shares of its common stock as if the investor did not convert the convertible note for a period of one year from the date of issuance. On January 25, 2016, the investor converted the convertible note into 4,320,000 shares of the Company’s common stock and a warrant to purchase 4,320,000 shares of the Company’s common stock with a ten year term and an exercise price of $.50. Of the 4,320,000 shares of Common Stock, 320,000 shares represent interest paid on the convertible note pursuant to the terms of the conversion agreement.

Other

Effective February 4, 2016, the Company agreed to pay $10,500 pursuant to a separation agreement relating to the termination of an employee.